Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill
Goodwill

5Goodwill

The goodwill has been allocated to the cash generating units (“CGU”) as follows:

	As of December 31,
in 000€	2023	2022	2021
CGU: MAT Software	28,961	28,933	3,241
CGU: e-Prototypy	787	730	743
CGU: ACTech	8,812	8,812	8,812
CGU: OrthoView	4,598	4,505	4,755
CGU: Engimplan	—	—	—
CGU: Materialise Motion	—	1,175	1,175
Total	43,158	44,155	18,726

The changes in the carrying value of the goodwill can be presented as follows for the years 2023, 2022 and 2021:

in 000€	Gross	Impairment	Total
At January 1, 2021	20,070	(1,471)	18,599
Additions	—	—	—
Impairment	—	(177)	(177)
Currency translation	304	—	304
At December 31, 2021	20,374	(1,648)	18,726
Additions	25,691	—	25,691
Impairment	—	—	—
Currency translation	(263)	—	(263)
At December 31, 2022	45,802	(1,648)	44,155
Additions	—	—	—
Impairment	—	(1,175)	(1,175)
Currency translation	178	—	178
At December 31, 2023	45,980	(2,823)	43,158

The goodwill of MAT Software, Orthoview and e-Prototypy include respectively K€28, K€93 and K€57 impact of currency translation in 2023.

The Group has performed an impairment test for all CGUs, estimating the Value-in-Use based on a discounted cash flow model with cash flows for the next five years derived from the budget and a residual value considering a perpetual growth rate. The MAT Software CGU is included in the reportable segment “Materialise Software”. The CGUs ACTech, e-Prototypy (PL), and Materialise Motion are included in the reportable segment “Materialise Manufacturing”. The CGUs Orthoview (UK) and Engimplan (BR) are included in the reportable segment “Materialise Medical”.

CGU: MAT Software

The goodwill allocated to the CGU MAT software relates to the goodwill from the acquisition of Cenat in 2015, the goodwill related to the acquisition of Marcam in 2011 (DE-3D Printing Software), the goodwill from the acquisition of Link3D in 2022 and the goodwill from the acquisition of Identify3D in 2022.

The impairment test is based on the discounted cash flows resulting from the CGU MAT Software, considering a period of five years. The main assumptions for goodwill impairment testing include a discount rate (based on WACC) of 9.91% (11.21% pre-tax) (2022: 9.67% post-tax; 2021: 7.40% post-tax) and a perpetual growth rate of 5% (2022: 5%; 2021: 5%). Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which has been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€41,158. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.

CGU e-Prototypy

The goodwill relates to the acquisition of the Polish entity e-Prototypy. The impairment test on the CGU e-Prototypy is based on the discounted cash flows considering a period of five years. The main assumptions include a discount rate (based on WACC) of 12.89% (14.89% pre-tax) (2022: 12.72% post-tax; 2021: 9.90% post-tax) and a perpetual growth rate of 2% (2022: 2%; 2021: 2%). Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which has been determined by management based on past experience and continued investments in capex in new 3D printing equipment. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€4,144. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.

CGU ACTECH

The impairment test on the CGU ACTech is based on the discounted cash flows, considering a period of five years. The main assumptions include a discount rate (based on WACC) of 8.26% (11.33% pre-tax) (2022: 8.04% post-tax; 2021: 6.36% post-tax) and a perpetual growth rate of 1% (2022: 1%; 2021: 1%). Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€24,824. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.

CGU Orthoview

The goodwill relates to the acquisition of Orthoview. The impairment test on the CGU Orthoview is based on the discounted cash flows considering a period of 5 years.The main assumptions include a discount rate (based on WACC) of 10.75% (13.69% pre-tax) (2022: 10.27% post-tax; 2021: 8.05% post-tax) and a perpetual growth rate of 1% (2022: 1%; 2021: 1%). Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€12,307. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.

The Orthoview business is integrated in the existing software business within our Materialise Medical segment. Synergies that are expected from joined product lines are not taken into account in the current impairment review as management believes that Orthoview can be considered a separate cash generating unit.

CGU Engimplan

The impairment test on the CGU Engimplan is based on the discounted cash flows, considering a period of 5 years. The main assumptions include a discount rate (based on WACC) of 18.82% (21.26% pre-tax) (2022: 19.84% post-tax; 2021: 15.49% post-tax) and a perpetual growth rate of 7.6% (2022: 8.5%; 2021: 7.0%), supported by an expected long term inflation rate of 4.1%, continued growth opportunities from the increase of the standard of living in Brazil (including access to medical and health care insurances), a growing population in Brazil and export opportunities in Latin America. Other key assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by both local and Group management based on past experience. It was concluded that the value in use is lower than the carrying value of the cash generating unit of K€9,214 which has resulted in a full impairment of the intangible assets customer lists and trade marks for respectively K€(397) and K€(121) as well as a tangible asset 3D printer for K€(139) as shown in Note 6 and Note 7. The full impairment charge was recognized in the Consolidated income statement under Net other operating income and is included in the reportable segment ‘Materialise Medical’.

The key events that led to the impairment loss for the CGU Engimplan were related to a delay of business growth and to less advantage of synergies than initially foreseen.

A sensitivity analysis was performed to assess the impact of changes in the key assumptions used on the current estimated value-in-use and can be summarized as follows:

Sensitivity analysis Engimplan impairment	As of December 31,2023
		Evolution of the
	Change	value-in-use
Relevant assumption	applied	(in 000€)
WACC	+1%	(611)
WACC	-1%	739
Perpetual Growth	-1%	(401)

CGU Materialise Motion

The impairment test on the CGU Materialise Motion is based on the discounted cash flows, considering a period of five years. The main assumptions include a discount rate (based on WACC) of 9.91% (11.72% pre-tax) (2022: 9.67% post-tax; 2021: 7.40% post-tax) and a perpetual growth rate of 3% (2022: 5%; 2021: 1%). Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience. It was concluded that the value in use is lower than the carrying value of the cash generating unit of K€3,605 which has resulted in a full impairment of the goodwill for an amount of K€(1,175) as well as a partial impairment on intangible assets partnership agreement, customer list, and developed technology for respectively K€(853), K€(107), and K€(1,437) as shown in Note 6. The full impairment charge was recognized in the Consolidated income statement under Net other operating income and is included in the reportable segment ‘Materialise Manufacturing’.

The key event that led to the impairment loss for the CGU Materialise Motion was a delay in business growth versus what was initially foreseen.

A sensitivity analysis was performed to assess the impact of changes in the key assumptions used on the current estimated value-in-use and can be summarized as follows:

Sensitivity analysis Materialise Motion impairment	As of December 31,2023
		Evolution of the
	Change	value-in-use
Relevant assumption	applied	(in 000€)
WACC	+1%	(1,028)
WACC	-1%	1,405
Perpetual Growth	-3%	(1,629)